EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share Tables [Abstract]
Earnings Per Share Tables [Text Block]

	2011	2012	2013

Net income / (loss) attributable to NBG shareholders	(14,539)	(2,537)	37
Net income / (loss) attributable to ordinary shareholders	(14,539)	(2,537)	37
Weighted average ordinary shares outstanding for basic earnings per share	189,759,454	189,872,264	1,386,902,697
Weighted average ordinary shares outstanding for dilutive earnings per share	189,759,454	189,872,264	1,386,902,697
Basic earnings / (losses) per share	(76.62)	(13.36)	0.03
Diluted earnings / (losses) per share	(76.62)	(13.36)	0.03